Promissory note - related party (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Apr. 13, 2022	Feb. 28, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Promissory notes - related party	$ 420	$ 420			$ 0
Affiliated Entity | Affiliate Note
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Borrowing Capacity				$ 1,000
Promissory notes - related party		200
Affiliated Entity | DCPM Note
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Borrowing Capacity		1,000	$ 1,000
Promissory notes - related party	$ 400	$ 200